Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2014
Financial Information By Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Integrated Global Markets Business Group	Other	Total
				Other than MUAH	MUAH	Total
	(in billions)
Six months ended September 30, 2013:
Net revenue:	¥651.4	¥457.5	¥76.7	¥266.0	¥175.2	¥441.2	¥—	¥284.0	¥(8.6)	¥1,902.2
BTMU and MUTB:	288.9	397.8	32.4	209.1	—	209.1	—	203.8	(9.8)	1,122.2
Net interest income	204.1	191.2	—	109.6	—	109.6	—	82.1	44.1	631.1
Net fees	80.3	160.5	32.4	77.1	—	77.1	—	(10.6)	(26.9)	312.8
Other	4.5	46.1	—	22.4	—	22.4	—	132.3	(27.0)	178.3
Other than BTMU and MUTB(1)	362.5	59.7	44.3	56.9	175.2	232.1	—	80.2	1.2	780.0
Operating expenses	477.6	217.0	44.7	147.7	124.5	272.2	—	82.8	85.6	1,179.9

Operating profit (loss)	¥173.8	¥240.5	¥32.0	¥118.3	¥50.7	¥169.0	¥—	¥201.2	¥(94.2)	¥722.3

Six months ended September 30, 2014:
Net revenue:	¥636.7	¥462.6	¥81.7	¥303.6	¥184.9	¥488.5	¥98.9	¥319.9	¥0.1	¥2,088.4
BTMU and MUTB:	289.0	404.8	34.0	237.6	—	237.6	—	251.8	38.3	1,255.5
Net interest income	192.4	177.9	—	127.8	—	127.8	—	114.0	92.6	704.7
Net fees	89.9	177.4	34.0	87.0	—	87.0	—	(14.5)	(39.5)	334.3
Other	6.7	49.5	—	22.8	—	22.8	—	152.3	(14.8)	216.5
Other than BTMU and MUTB(1)	347.7	57.8	47.7	66.0	184.9	250.9	98.9	68.1	(38.2)	832.9
Operating expenses	478.6	220.5	49.0	168.7	123.4	292.1	51.6	92.3	117.3	1,301.4

Operating profit (loss)	¥158.1	¥242.1	¥32.7	¥134.9	¥61.5	¥196.4	¥47.3	¥227.6	¥(117.2)	¥787.0

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Condensed Consolidated Statements Of Income [Table Text Block]

	Six months ended September 30,
	2013	2014
	(in billions)
Operating profit	¥722	¥787
Credit for credit losses	60	68
Foreign exchange losses—net	(15)	(46)
Trading account profits (losses)—net	(354)	325
Equity investment securities gains —net	59	15
Debt investment securities losses—net	(4)	(39)
Equity in earnings of equity method investees—net	87	122
Other—net	(25)	42

Income before income tax expense	¥530	¥1,274